MORGAN STANLEY UTILITIES FUND

1221 Avenue of the Americas

New York, New York 10020

April 27, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	File Nos.: 33-18983, 811-5415
Post-Effective Amendment No. 28

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 28 to the Registration Statement of this Fund on Form N-1A.

The Registration Statement is marked to reflect all changes from the Prospectuses and Statements of Additional Information filed pursuant to Rule 485(a) on February 26, 2007.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

Very truly yours,

/s/ Eric C. Griffith
Eric C. Griffith
Assistant Secretary

Enclosures
cc: Amy R. Doberman, Esq.